Document and Entity Information	Mar. 31, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437578
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address, Address Line One	200 Talcott Avenue
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false